Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Plan [Abstract]
Schedule of Weighted-Average Black-Scholes Fair Value Assumptions

	2012	2011	2010
Expected dividends	1.08%	1.12%	2.37%
Expected term (in years)	6.09	7.75	7.75
Expected volatility	27%	25%	15%
Risk-free rate	1.27%	2.74%	3.39%

Summary of the stock option activity

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	52,708	$31.24	53,892	$29.46	41,370	$24.73
Granted	6,000	42.06	4,500	39.88	19,250	37.75
Exercised	(8,788)	21.50	(5,284)	20.76	(3,659)	20.92
Forfeited or expired	(933)	34.85	(400)	23.63	(3,069)	26.85

Outstanding at end of year	48,987	$34.24	52,708	$31.24	53,892	$29.46

Options exercisable at year end	11,453	$29.69	13,227	$25.00	11,574	$21.81

Summary of Information about fixed Stock Options

	Options Outstanding			Options Exercisable
			Weighted			Weighted
		Weighted	Average		Weighted	Average
Range of	Number	Average	Remaining	Number	Average	Remaining
Exercise	Outstanding	Exercise	Contractual	Exercisable	Exercise	Contractual
Prices	at 12/31/12	Price	Term	at 12/31/12	Price	Term
$ 11.46—$ 17.19	1,401	$16.88	.3 years	734	$16.88	.3 years
$ 17.20—$ 25.79	5,981	$23.03	1.8 years	2,938	$23.49	2.0 years
$ 25.80—$ 38.70	31,855	$34.97	5.9 years	7,406	$32.91	5.2 years
$ 38.71—$ 43.25	9,750	$41.22	8.8 years	375	$39.88	8.1 years

	48,987			11,453

Aggregate intrinsic value
(in thousands)	$441			$155